Capital Stock - 2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement - Additional Information (Detail) - USD ($)								1 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Dec. 11, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Class of Stock [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223		33,334	67,500
Proceeds from issuance of common stock	$ 400,000	$ 600,000	$ 550,000	$ 500,000					$ 3,649,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential number of shares of common stock to be sold											67,555
Number of shares of common stock sold											$ 8,412,000
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold										65,777
Common stock sold										$ 1,838,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential common stock value to be sold					$ 10,250,000			$ 10,250,000
Number of shares of common stock sold					11,112				54,666
Common stock sold					$ 250,000
Cash fee paid for commitment to purchase additional shares					$ 155,000
Proceeds from issuance of common stock									$ 1,588,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit One [Member]
Class of Stock [Line Items]
Common shares authorized to purchase											1,334
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Two [Member]
Class of Stock [Line Items]
Common shares authorized to purchase											2,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Three [Member]
Class of Stock [Line Items]
Common shares authorized to purchase											2,667
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Closing price of common stock											$ 7.50
Common stock value under stock purchase agreement											$ 500,000